Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.25%
Australia–9.41%
Aurizon Holdings Ltd.	206,067	$533,832
BHP Group Ltd.	27,180	494,130
Coca-Cola Amatil Ltd.	93,181	515,001
Fortescue Metals Group Ltd.	92,566	565,373
JB Hi-Fi Ltd.	24,097	424,271
Magellan Financial Group Ltd.	17,331	457,324
Metcash Ltd.	136,324	263,759
Newcrest Mining Ltd.	10,809	151,874
Rio Tinto Ltd.	12,705	672,521
Rio Tinto PLC	4,109	188,614
Telstra Corp. Ltd.	334,195	637,838
Wesfarmers Ltd.	18,722	403,160
Woolworths Group Ltd.	30,856	674,203
		5,981,900
Canada–10.01%
B2Gold Corp.	77,084	233,339
BCE, Inc.	16,465	675,424
BRP, Inc.	17,026	277,778
Emera, Inc.	19,816	781,488
Franco-Nevada Corp.	5,509	550,430
Gibson Energy, Inc.	14,327	165,433
Hydro One Ltd.(a)	35,109	632,176
Kinross Gold Corp.(b)	33,158	133,122
National Bank of Canada	4,925	190,344
Northland Power, Inc.	22,426	447,628
Open Text Corp.	9,958	348,208
Quebecor, Inc., Class B	32,100	709,608
TFI International, Inc.	19,693	434,497
Thomson Reuters Corp.	11,493	783,023
		6,362,498
Denmark–1.31%
Carlsberg A/S, Class B	5,635	639,663
Pandora A/S	5,957	193,987
		833,650
Egypt–0.59%
Centamin PLC	253,375	372,786
Germany–2.28%
Fielmann AG	4,368	256,895
Merck KGaA	6,595	683,852
RWE AG	19,033	509,492
		1,450,239
Hong Kong–2.96%
CK Asset Holdings Ltd.	113,500	617,467
CK Hutchison Holdings Ltd.	47,000	315,196
HKT Trust & HKT Ltd.	124,000	168,348
Kerry Properties Ltd.	207,500	544,891
WH Group Ltd.	254,500	236,339
		1,882,241
Shares		Value
Israel–0.80%
Teva Pharmaceutical Industries Ltd., ADR(b)	56,449	$506,912
Italy–1.91%
Azimut Holding S.p.A.	33,510	483,654
Enel S.p.A.	104,448	727,002
		1,210,656
Japan–6.10%
Dai Nippon Printing Co. Ltd.	28,500	607,017
Haseko Corp.	12,600	135,032
Japan Post Holdings Co. Ltd.	46,900	367,442
Japan Tobacco, Inc.	11,300	209,168
Mitsui & Co. Ltd.	45,500	633,821
NTT DOCOMO, Inc.	21,600	678,999
Sekisui House Ltd.	36,900	609,822
Toppan Printing Co. Ltd.	23,200	355,568
West Japan Railway Co.	4,100	280,781
		3,877,650
Jordan–1.24%
Hikma Pharmaceuticals PLC	31,225	787,151
Netherlands–2.05%
Koninklijke KPN N.V.	211,375	505,594
Wolters Kluwer N.V.	11,246	799,588
		1,305,182
New Zealand–0.97%
Contact Energy Ltd.	179,123	615,644
Norway–2.10%
Orkla ASA	79,895	683,696
Telenor ASA	44,494	652,038
		1,335,734
Puerto Rico–0.80%
Popular, Inc.	14,421	504,735
Singapore–0.39%
ComfortDelGro Corp. Ltd.	233,800	250,197
Spain–0.44%
Endesa S.A.	13,086	280,161
Sweden–2.52%
Atlas Copco AB, Class A	6,664	223,962
Atlas Copco AB, Class B	8,870	261,562
Hennes & Mauritz AB, Class B	41,234	530,556
Skanska AB, Class B	14,333	218,456
Swedish Match AB	6,392	365,635
		1,600,171
Switzerland–2.73%
LafargeHolcim Ltd.(b)	3,726	136,210
Novartis AG	8,886	734,384
Roche Holding AG	2,647	860,577
		1,731,171

See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Shares		Value
United Kingdom–5.47%
Barratt Developments PLC	93,166	$507,763
GlaxoSmithKline PLC	35,682	669,300
Greggs PLC	14,120	282,307
Imperial Brands PLC	7,923	146,860
Next PLC	9,418	474,393
Persimmon PLC	20,946	496,052
Tate & Lyle PLC	72,131	585,805
Vistry Group PLC	44,180	315,252
		3,477,732
United States–42.17%
AbbVie, Inc.	9,195	700,567
Ally Financial, Inc.	25,974	374,805
Amdocs Ltd.	5,175	284,470
Amgen, Inc.	3,627	735,302
AT&T, Inc.	20,350	593,202
Best Buy Co., Inc.	7,295	415,815
Biogen, Inc.(b)	1,943	614,726
Brixmor Property Group, Inc.	22,608	214,776
Camden Property Trust	3,970	314,583
Campbell Soup Co.	11,543	532,825
Cardinal Health, Inc.	11,778	564,637
Carlisle Cos., Inc.	2,934	367,572
CenturyLink, Inc.	53,160	502,894
CoreCivic, Inc.	22,574	252,152
DaVita, Inc.(b)	7,640	581,098
DENTSPLY SIRONA, Inc.	14,109	547,852
EastGroup Properties, Inc.	3,119	325,873
eBay, Inc.	23,005	691,530
Entergy Corp.	6,781	637,211
Equity LifeStyle Properties, Inc.	7,997	459,668
Equity Residential	9,390	579,457
Essex Property Trust, Inc.	2,544	560,291
Fidelity National Financial, Inc.	9,739	242,306
First Horizon National Corp.	21,014	169,373
First Industrial Realty Trust, Inc.	5,721	190,109
FirstEnergy Corp.	16,984	680,549
Ford Motor Co.	74,824	361,400
Gaming and Leisure Properties, Inc.	18,761	519,867
General Mills, Inc.	15,150	799,465
Gilead Sciences, Inc.	8,208	613,630
Hershey Co. (The)	5,466	724,245
Highwoods Properties, Inc.	4,060	143,805
Shares		Value
United States–(continued)
Incyte Corp.(b)	9,115	$667,491
Investors Bancorp, Inc.	16,458	131,499
JPMorgan Chase & Co.	5,071	456,542
Kimberly-Clark Corp.	4,210	538,333
Kimco Realty Corp.	31,039	300,147
Life Storage, Inc.	2,925	276,559
Macquarie Infrastructure Corp.	15,868	400,667
McKesson Corp.	5,494	743,118
MDU Resources Group, Inc.	7,903	169,915
Mid-America Apartment Communities, Inc.	4,350	448,181
Navient Corp.	55,727	422,411
New York Community Bancorp, Inc.	65,968	619,440
OneMain Holdings, Inc.	4,449	85,065
Outfront Media, Inc.	32,119	432,964
Procter & Gamble Co. (The)	6,605	726,550
Reliance Steel & Aluminum Co.	3,958	346,681
Retail Properties of America, Inc., Class A	53,719	277,727
Sabra Health Care REIT, Inc.	8,367	91,368
Southern Co. (The)	12,871	696,836
Spirit Realty Capital, Inc.	7,496	196,020
Sun Communities, Inc.	3,797	474,055
Target Corp.	7,339	682,307
Verizon Communications, Inc.	11,733	630,414
Western Union Co. (The)	30,185	547,254
Xerox Holdings Corp.	21,194	401,414
Zynga, Inc., Class A(b)	107,825	738,601
		26,797,614
Total Common Stocks & Other Equity Interests (Cost $75,543,615)		61,164,024
Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	165,153	165,153
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	118,175	118,128
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	188,746	188,746
Total Money Market Funds (Cost $472,124)		472,027
TOTAL INVESTMENTS IN SECURITIES—96.99% (Cost $76,015,739)		61,636,051
OTHER ASSETS LESS LIABILITIES–3.01%		1,912,959
NET ASSETS–100.00%		$63,549,010
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2020 represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	3	June-2020	$385,455	$3,616	$3,616
EURO STOXX 50 Index	3	June-2020	90,890	10,722	10,722
FTSE 100 Index	1	June-2020	69,999	6,518	6,518
Total Futures Contracts				$20,856	$20,856

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/17/2020	Goldman Sachs & Co.	NZD	66,683	USD	40,309	$525
04/17/2020	Goldman Sachs & Co.	USD	189,767	HKD	1,473,797	319
04/17/2020	Goldman Sachs & Co.	USD	86,591	NOK	969,554	6,675
04/17/2020	Goldman Sachs & Co.	USD	36,810	NZD	64,855	1,883
04/17/2020	State Street Bank and Trust Co.	AUD	10,935,694	USD	7,148,546	421,468
04/17/2020	State Street Bank and Trust Co.	CAD	10,040,000	USD	7,329,242	193,653
04/17/2020	State Street Bank and Trust Co.	CHF	1,700,000	USD	1,824,794	57,287
04/17/2020	State Street Bank and Trust Co.	DKK	6,469,629	USD	986,508	30,354
04/17/2020	State Street Bank and Trust Co.	EUR	4,740,000	USD	5,399,178	168,664
04/17/2020	State Street Bank and Trust Co.	GBP	5,030,000	USD	6,558,381	308,840
04/17/2020	State Street Bank and Trust Co.	JPY	384,597,497	USD	3,687,543	108,549
04/17/2020	State Street Bank and Trust Co.	NOK	13,700,000	USD	1,433,356	115,482
04/17/2020	State Street Bank and Trust Co.	NZD	1,130,336	USD	714,272	39,901
04/17/2020	State Street Bank and Trust Co.	SEK	19,900,000	USD	2,098,916	86,592
04/17/2020	State Street Bank and Trust Co.	USD	731,208	AUD	1,230,000	25,425
04/17/2020	State Street Bank and Trust Co.	USD	541,492	CAD	780,000	12,867
04/17/2020	State Street Bank and Trust Co.	USD	782,422	GBP	660,000	37,597
04/17/2020	State Street Bank and Trust Co.	USD	352,449	HKD	2,735,817	407
04/17/2020	State Street Bank and Trust Co.	USD	61,418	NZD	105,548	1,553
04/17/2020	State Street Bank and Trust Co.	USD	156,423	SEK	1,600,000	5,373
Subtotal—Appreciation						1,623,414
Currency Risk
04/17/2020	Goldman Sachs & Co.	EUR	186,052	USD	202,804	(2,502)
04/17/2020	Goldman Sachs & Co.	HKD	694,302	USD	89,507	(42)
04/17/2020	Goldman Sachs & Co.	NZD	59,195	USD	34,484	(832)
04/17/2020	Goldman Sachs & Co.	USD	916,563	AUD	1,447,576	(26,089)
04/17/2020	Goldman Sachs & Co.	USD	589,029	EUR	521,348	(13,730)
04/17/2020	Goldman Sachs & Co.	USD	33,947	NZD	56,156	(444)
04/17/2020	State Street Bank and Trust Co.	AUD	872,415	USD	515,136	(21,529)
04/17/2020	State Street Bank and Trust Co.	CAD	1,170,000	USD	820,570	(10,967)
04/17/2020	State Street Bank and Trust Co.	DKK	400,000	USD	58,999	(118)
04/17/2020	State Street Bank and Trust Co.	EUR	210,000	USD	231,228	(504)
04/17/2020	State Street Bank and Trust Co.	GBP	580,000	USD	699,273	(21,350)
04/17/2020	State Street Bank and Trust Co.	HKD	17,191,037	USD	2,213,032	(4,210)
04/17/2020	State Street Bank and Trust Co.	JPY	43,159,190	USD	388,755	(12,877)
04/17/2020	State Street Bank and Trust Co.	NOK	1,600,000	USD	132,855	(21,057)
04/17/2020	State Street Bank and Trust Co.	SEK	2,300,000	USD	228,615	(3,965)
04/17/2020	State Street Bank and Trust Co.	USD	1,545,216	CAD	2,140,000	(24,284)
04/17/2020	State Street Bank and Trust Co.	USD	212,450	CHF	200,000	(4,508)
04/17/2020	State Street Bank and Trust Co.	USD	271,298	DKK	1,800,000	(5,274)
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/17/2020	State Street Bank and Trust Co.	USD	1,003,081	EUR	890,000	$(20,979)
04/17/2020	State Street Bank and Trust Co.	USD	1,304,955	GBP	1,020,000	(37,652)
04/17/2020	State Street Bank and Trust Co.	USD	207,681	JPY	22,000,000	(2,953)
04/17/2020	State Street Bank and Trust Co.	USD	129,651	NOK	1,300,000	(4,597)
04/17/2020	State Street Bank and Trust Co.	USD	45,014	NZD	71,897	(2,119)
04/17/2020	State Street Bank and Trust Co.	USD	566,050	SEK	5,416,812	(18,293)
Subtotal—Depreciation						(260,875)
Total Forward Foreign Currency Contracts						$1,362,539

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,981,900	$—	$5,981,900
Canada	6,362,498	—	—	6,362,498
Denmark	—	833,650	—	833,650
Egypt	—	372,786	—	372,786
Germany	—	1,450,239	—	1,450,239
Hong Kong	—	1,882,241	—	1,882,241
Israel	506,912	—	—	506,912
Italy	—	1,210,656	—	1,210,656
Japan	—	3,877,650	—	3,877,650
Jordan	—	787,151	—	787,151
Netherlands	—	1,305,182	—	1,305,182
New Zealand	615,644	—	—	615,644
Norway	—	1,335,734	—	1,335,734
Puerto Rico	504,735	—	—	504,735
Singapore	—	250,197	—	250,197
Spain	—	280,161	—	280,161
Sweden	—	1,600,171	—	1,600,171
Switzerland	—	1,731,171	—	1,731,171
United Kingdom	—	3,477,732	—	3,477,732
United States	26,797,614	—	—	26,797,614
Money Market Funds	472,027	—	—	472,027
Total Investments in Securities	35,259,430	26,376,621	—	61,636,051
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,623,414	—	1,623,414
Futures Contracts	20,856	—	—	20,856
	20,856	1,623,414	—	1,644,270
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(260,875)	—	(260,875)
Total Other Investments	20,856	1,362,539	—	1,383,395
Total Investments	$35,280,286	$27,739,160	$—	$63,019,446

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Global Low Volatility Equity Yield Fund